Income Tax - Summary of Accumulated Tax Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Corporate tax	€ 2,604.0	€ 1,236.7	€ 260.7
Trade tax	2,077.1	989.6	140.1
Federal tax credits	27.3	25.4	21.3
State tax credits	€ 8.9	€ 7.1	€ 8.7